Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [Line Items]
Credit exposure	$ 362,627	$ 341,933
Mortgages [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	49,376	48,363
Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	37,979	35,754
Policy loans [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,471	6,446
Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,740	1,793
Derivative Assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	19,449	13,703
Accrued investment income [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,416	2,427
Reinsurance assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	41,446	43,053
Other financial assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	5,628	4,800
FVTPL [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	166,307	154,737
AFS [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 31,815	$ 30,857